Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Measurements Tables
Assets and liabilities measured at fair value on recurring and non-recurring bases

The following table presents assets and liabilities that are measured and recognized at fair value as of March 31, 2014 on a recurring and non-recurring basis:

Description	Level 1	Level 2	Level 3	Gains (Losses)
Goodwill (non-recurring)	$-	$-	$5,999,765	$-
Intangibles, net (non-recurring)	$-	$-	$3,315,083	$-
Derivatives (recurring)	$-	$-	$76,097	$(30,079)
Earn-out payable (non-recurring)	$-	$-	$2,332,000	$-

The following table presents assets and liabilities that are measured and recognized at fair value as of December 31, 2013 on a recurring and non-recurring basis:

Description	Level 1	Level 2	Level 3	Gains (Losses)
Goodwill (non-recurring)	$-	$-	$3,108,964	$849,340
Intangibles, net (non-recurring)	$-	$-	$935,316	$491,204
Derivatives (recurring)	$-	$-	$106,176	$(3,766,231)
Earn-out payable (non-recurring)	$-	$-	$59,000	$(165,000)

The following table summarizes our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2013:

Description	Level 1	Level 2	Level 3	Gains (Losses)
Goodwill (non-recurring)	$-	$-	$3,108,964	$(1,066,068)
Intangibles, net (non-recurring)	$-	$-	$935,316	$(644,170)
Derivative liabilities (recurring)	$-	$-	$106,176	$(3,766,231)
Earn-out payable (recurring)	$-	$-	$59,000	$165,000

The following table summarizes our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

Description	Level 1	Level 2	Level 3	Gains (Losses)
Goodwill (non-recurring)	$-	$-	$2,259,624	$(742,446)
Intangibles, net (non-recurring)	$-	$-	$444,112	$(145,396)
Derivative liabilities (recurring)	$-	$-	$3,074,504	$359,530
Earn-out payable (recurring)	$-	$-	$2,032,881	$625,357